Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 BRL (R$) employee lawsuit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($) employee lawsuit	Dec. 31, 2019 USD ($)	Oct. 08, 2018 COP ($)	Oct. 08, 2018 USD ($)
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						$ 1,876,417,133	$ 548,339,000
Assets recognized | $				$ 26,933,558,000	$ 29,776,384,000
Enel Distribución Río | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 131,000,000			25,221,000
Enel Distribución Río | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	553,000,000			106,460,000
Enel Distribución Río | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 1,314,000,000			252,973,000
Percentage of penalty on tax deficiency value	5.00%	5.00%
Restated tax debt	R$ 171,100,000	$ 32,941,000
Penalty	8,600,000	1,656,000
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	512,100,000			98,595,000
Enel Distribución Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	145,000,000			27,956,000
Enel Distribución Sao Paulo S.A | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Assets recognized	6,889,081,808			1,326,297,000
Enel Distribución Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	243,000,000			46,912,000
Enel Distribución Ceara | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Assets recognized	1,309,965,386			252,197,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	329,600,000			$ 65,079,000
Payment Of Litigation Obligation Amount	R$ 37,600,000	$ 7,246,000
Number of employees	513			513
Enel Distribución Ceara | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 246,000,000			$ 47,360,000
Enel Distribución Ceara | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	207,000,000			39,852,000
Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 118,000,000			$ 22,711,000
Number of former employees	796			796
Number of lawsuit | lawsuit	432			432
Enel Distribución Río | Niteroi [Member]
Disclosure Of Other Provisions [Line Items]
Percentage on salary differences claimed on litigation	26.05%	26.05%
COPERVA | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 312,200,000			$ 60,110,000
Coerce [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	187,300,000			36,058,000
COPERCA | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	162,700,000			31,321,000
FINOBRASA | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	116,200,000			22,363,000
Enel Distribución Goiás S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	237,000,000			45,628,000
Withholding tax imbursements | R$	12,799		R$ 398,447
Enel Distribución Goiás S.A | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	216,900,000			41,769,000
Enel Distribución Goiás S.A | Municipality of Aparecida de Goiânia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	628,700,000			121,030.00
Enel Distribución Goiás S.A | Municipality of Quirinópolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	336,100,000			64,120.00
Enel Distribución Goiás S.A | Municipality of Anápolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	322,700,000			62,120.00
Enel Distribución Goiás S.A | Municipality of Bela Vista de Goiás
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	106,000,000			20,410.00
Enel Distribución Goiás S.A | Municipality of Caiapônia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	112,200,000			21,620.00
Enel Distribución Goiás S.A | Municipality of Cezarina
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 141,000,000			$ 27,150.00
Enel Distribución Goiás S.A | Enel Distribucion Goias S.A. (Distribucion) [Member] | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Number of employees	1,715			1,715
CIBRAPEL | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 234,000,000			$ 45,062,000
Litigation settlement, value | R$	R$ 21,500,000